Accrued liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Accrued Liabilities [Abstract]
Accrued liabilities

16. Accrued liabilities

	2022	2021
	€	€
Consulting, professional and audit liability	642,662	786,116
Clinical accrued liabilities	3,824,468	386,328
Manufacturing accrued liabilities	2,285,584	1,231,514
Pre-clinical accrued liabilities	885,030	398,468
Personnel related accruals	2,971,068	1,459,162
Other accrued liabilities	281,937	8,495
	10,890,749	4,270,082